Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2013
Registrant Name	dei_EntityRegistrantName	Eaton Vance Mutual Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 20, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Eaton Vance Short Duration Strategic Income Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	evmft_SupplementTextBlock

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND
Supplement to Summary Prospectus dated March 1, 2014

The following change is effective September 30, 2014:

The following replaces the second, third and fourth paragraphs in “Principal Investment Strategies” under “Fund Summaries – Eaton Vance Short Duration Strategic Income Fund”:

The Fund has a flexible investment strategy and will invest in a variety of securities and other investments and use a variety of investment techniques in pursuing its investment objective.  The Fund seeks investment in, but not limited to, U.S. government agency mortgage-backed securities, preferred and convertible securities, high yield corporate debt, loans, sovereign nations including emerging markets (such as currencies, interest rates and debt instruments issued or guaranteed by sovereign entities), municipal investments, equity securities and commodity-related investments.  Under normal market conditions, the Fund’s average duration will not exceed 3.5 years.

The Fund expects to achieve certain investment exposures primarily through derivative transactions, including (but not limited to) forward foreign currency exchange contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps, which may create economic leverage in the Fund.  The Fund may engage in derivative transactions to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities.  The Fund’s use of derivatives may be extensive.

The Fund will maintain an average credit rating of at least investment grade (BBB by Standard & Poor’s Ratings Services or Fitch Ratings, or Baa by Moody’s Investors Service). The Fund’s average credit rating will be the weighted-average of (i) the average credit ratings of the Portfolios in which it invests and (ii) the securities it holds directly. While the Fund’s average credit rating will be investment grade, the Fund may invest in individual securities of any credit quality, including those rated below investment grade (so-called “junk bonds”).  The Fund may invest up to 35% of its net assets in securities that are rated below investment grade.  The Fund may invest up to 10% of its net assets in municipal securities and may engage in repurchase agreements, reverse repurchase agreements, forward commitments, short sales and securities lending.

August 20, 2014	16010 8.20.14

Eaton Vance Short Duration Strategic Income Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETSIX
Eaton Vance Short Duration Strategic Income Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EVSGX
Eaton Vance Short Duration Strategic Income Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECSIX
Eaton Vance Short Duration Strategic Income Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ESIIX
Eaton Vance Short Duration Strategic Income Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ERSIX